CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, par value (in dollars per share)	$ 0.04	$ 0.04
Ordinary shares, authorized	30,000,000	14,394,593
Ordinary shares, issued	10,567,330	4,900,159
Ordinary shares, outstanding	10,518,487	4,851,316